Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity [Text Block]

18Equity

Common shares

As of December 31, 2021, authorized common shares consist of 2 billion shares (December 31, 2020: 2 billion; December 31, 2019: 2 billion) and the issued and fully paid share capital consists of 883,898,696 common shares, each share having a par value of EUR 0.20 (December 31, 2020: 911,053,001; December 31, 2019: 896,733,721).

Preference shares

As a means to protect the Company against (an attempt at) an unsolicited takeover or other attempt to exert (de facto) control of the company, the ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the Company. As of December 31, 2021, no such right has been exercised and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2021 (December 31, 2020: 2 billion; December 31, 2019: 2 billion).

Options, restricted and performance shares

Under its share-based compensation plans, the Company granted stock options on its common shares up to 2013 and other rights to receive common shares in the future (refer to Share-based compensation).

Treasury shares

In connection with the Company’s share repurchase programs, shares which have been repurchased and are held in Treasury for the purpose of (i) delivery upon exercise of options, restricted and performance share programs, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are delivered by the Company upon exercise of options (granted to employees up to 2013), the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the Company upon vesting of restricted shares or performance shares (granted under the Company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in capital in excess of par value.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group

Outstanding number of shares

	2019	2020	2021
Balance as of January 1	914,184,087	890,973,790	905,128,293
Dividend distributed	9,079,538	18,080,198	6,345,968
Purchase of treasury shares	(40,390,495)	(8,669,622)	(45,486,392)
Delivery of treasury shares	8,100,660	4,695,170	4,194,577
Issuance of new shares		48,757
Balance as of December 31	890,973,790	905,128,293	870,182,445

The following transactions took place resulting from former and current share-based remuneration plans:

Philips Group

Employee option and share plan transactions

	2019	2020	2021
Shares acquired	5,497,675	5,351,411	3,996,576
Average market price	EUR 34.25	EUR 33.81	EUR 36.15
Amount paid	EUR 188 million	EUR 181 million	EUR 144 million
Shares delivered	8,100,660	4,695,170	4,194,577
Average price (FIFO)	EUR 32.87	EUR 34.35	EUR 34.14
Cost of delivered shares	EUR 266 million	EUR 161 million	EUR 143 million
Total shares in treasury at year-end	5,268,467	5,924,708	5,726,708
Total cost	EUR 180 million	EUR 199 million	EUR 201 million

The following transactions took place for capital reduction purposes:

Philips Group

Share capital transactions

	2019	2020	2021
Shares acquired	34,892,820	3,318,211	41,489,816
Average market price	EUR 34.29	EUR 39.21	EUR 36.22
Amount paid	EUR 1,196 million	EUR 130 million	EUR 1,503 million
Cancellation of treasury shares (shares)	38,541,356	3,809,675	33,500,000
Cancellation of treasury shares (EUR)	EUR 1,316 million	EUR 152 million	EUR 1,216 million
Total shares in treasury at year-end	491,464		7,989,816
Total cost	EUR 22 million		EUR 287 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 1,636 million. A cash inflow of EUR 23 million from treasury shares mainly includes settlements of share-based remuneration plans.

Share repurchase methods for share-based remuneration plans and capital reduction purposes

Philips uses different methods to repurchase shares in its own capital: (i) share buyback repurchases in the open market via an intermediary; (ii) repurchase of shares via forward contracts for future delivery of shares; and (iii) the unwinding of call options on own shares. During 2021, Philips used methods (i) and (ii) to repurchase shares for capital reduction purposes and methods (ii) and (iii) to repurchase shares for share-based compensation plans.

Forward share repurchase plans / contracts

Forward contracts to repurchase shares for share-based compensation plans

On May 19, 2021, Royal Philips announced that it will repurchase up to 2 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into one forward contract for an amount of EUR 90 million to acquire 2 million shares with settlement dates varying between October 2023 and November 2023 and a weighted average forward price of EUR 44.85.

On January 29, 2020, Philips announced that it will repurchase up to 6 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into three forward contracts for an amount of EUR 174 million to acquire 5 million shares with settlement dates varying between October 2021 and November 2022 and a weighted average forward price of EUR 34.85. As of December 31, 2021, a total of 1.5 million shares under this program were acquired (all were settled in the fourth quarter of 2021). This resulted in EUR 61 million increase in retained earnings against treasury shares.

On October 22, 2018, Philips announced and started a share repurchase program for an amount of up to EUR 174 million to cover its long-term incentive and employee stock purchase plans, after which it repurchased shares via an intermediary to allow for buybacks in the open market during both open and closed periods. On November 12, 2018, Philips announced to extend this program and entered into three forward contracts for an amount of EUR 319 million to repurchase 10 million shares with settlement dates varying between October 2019 and November 2021 and a weighted average forward price of EUR 31.89. As of December 31, 2021, a total of 10 million shares under this program had been acquired (4 million shares in the fourth quarter of 2019, 4 million shares in the fourth quarter of 2020 and 2 million shares in the fourth quarter of 2021). This resulted in EUR 319 million increase in retained earnings against treasury shares (EUR 130 million, EUR 126 million and  EUR 62 million pertaining to 2019, 2020 and 2021, respectively).

As of December 31, 2021, the remaining forward contracts to cover obligations under share-based remuneration plans related to 5.5 million shares and amounted to EUR 203 million.

Forward contracts to repurchase shares for capital reduction purposes

On July 26, 2021, Philips announced a share buyback program for share cancellation purposes for an amount of up to EUR 1.5 billion. Consequently, in the third quarter of 2021 Philips entered into three forward contracts for an amount of EUR 731 million to acquire 20 million shares with settlement dates in 2022, 2023 and 2024 and a weighted average forward price of 37.36. Philips executed the remainder of the program through open market purchases by an intermediary in the fourth quarter of 2021 (acquiring 21 million shares) and January 2022 (acquiring 0.8 million shares). This resulted in a EUR 781 million increase in retained earnings against treasury shares. As of December 31, 2021, all of these forward contracts were outstanding.

On January 29, 2019, Philips announced a share buyback program for an amount of up to EUR 1.5 billion. Philips started the program in the first quarter of 2019. On March 23, 2020, Philips announced that 50.3% of the program had been completed through repurchases by an intermediary to allow for purchases in the open market during both open and closed periods, and that the remainder of the program would be executed through one or more individual forward transactions. Consequently, in the first half of 2020 Philips entered into four forward contracts for an amount of EUR 745 million to acquire 20 million shares with settlement dates varying between June 2021 and December 2021 and a weighted average forward price of EUR 36.40. As of December 31, 2021, all shares under this program were acquired (of which 2.5 million shares in the second quarter of 2021, 2.5 million shares in the third quarter of 2021 and 15.5 million shares in the fourth quarter of 2021). This resulted in EUR 745 million increase in retained earnings against treasury shares.

Share call options

In 2016 Philips purchased EUR-denominated and USD-denominated call options on its own shares to hedge options granted to employees up to 2013.

In 2021, the company unwound 374,826 EUR-denominated and 121,750 USD-denominated call options against the transfer of the same number of its own shares (496,576 shares) and an additional EUR 9 million cash payment to the buyer of the call options.

As of December 31, 2021, the remaining EUR-denominated and USD-denominated call options related to 295,630 and 152,565 shares, respectively.

Shares cancellation

In December 2021 Philips completed the cancellation of 33.5 million of its common shares (with a cost price of EUR 1,228 million). The cancelled shares were acquired as part of the Philips’ EUR 1.5 billion share repurchase programs announced on January 29, 2019 and EUR 1.5 billion share repurchase programs announced on July 26, 2021, respectively.

Dividend distribution

2021

In June 2021, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 773 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 38%of the shareholders elected for a share dividend, resulting in the issuance of 6,345,968 new common shares. The settlement of the cash dividend involved an amount of EUR 482 million (including costs).

A proposal will be submitted to the 2022 Annual General Meeting of Shareholders to pay a dividend of EUR 0.85 per common share, in cash or shares at the option of the shareholder, against the net income of the company for 2021.

2020

In July 2020, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 758 million (including costs). The dividend was distributed in the form of shares only resulting in the issuance of 18,080,198 new common shares.

2019

In June 2019, Philips settled a dividend of EUR 0.85 per common share, representing a total value of EUR 775 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 42% of the shareholders elected for a share dividend, resulting in the issuance of 9,079,538 new common shares. The settlement of the cash dividend involved an amount of EUR 453 million (including costs).

Limitations in the distribution of shareholders’ equity

As of December 31, 2021, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 1,947 million. Such limitations relate to common shares of EUR 177 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 654 million and unrealized currency translation differences of EUR 1,117 million. The unrealized loss related to cash flow hedges of EUR 25 million and unrealized loss related to fair value through OCI financial assets of EUR 344 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.

The legal reserves required by Dutch law of EUR 654 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As of December 31, 2020, these limitations in distributable amounts were EUR 831 million and related to common shares of EUR 182 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 626 million and unrealized currency translation differences of EUR 58 million. The unrealized losses related to fair value through OCI financial assets of EUR 305 million and unrealized gain related to cash flow hedges of EUR 23 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt*). The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt*) is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt*) position is managed with the intention of retaining our current strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt*) position is dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders*) (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).

Philips Group

Composition of net debt and group equity1)

in millions of EUR unless otherwise stated

	2019	2020	2021
Long-term debt	4,939	5,705	6,473
Short-term debt	508	1,229	506
Total debt	5,447	6,934	6,980
Cash and cash equivalents	1,425	3,226	2,303
Net debt1)	4,022	3,708	4,676
Shareholders' equity	12,597	11,870	14,438
Non-controlling interests	28	31	36
Group equity	12,625	11,901	14,475
Net debt and group equity ratio1)	24:76	24:76	24:76
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Adjusted income from continuing operations attributable to shareholders*) is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders*) to the most directly comparable IFRS measure, Net income for 2021 is included in the following table.

Philips Group

Adjusted income from continuing operations attributable to shareholders1)

2) in millions of EUR

	2019	2020	2021
Net income	1,173	1,195	3,323
Discontinued operations, net of income taxes	(183)	(196)	(2,711)
Income from continuing operations	990	999	612
Continuing operations non-controlling interests	(5)	(8)	(4)
Income from continuing operations attributable to shareholders2)	985	991	608
Adjustments for:
Amortization and impairment of acquired intangible assets	344	377	322
Impairment of goodwill	97	144	15
Restructuring costs and acquisition-related charges	310	195	95
Other items	153	299	1,069
Net finance income/expenses	13	(125)	(84)
Tax impact of adjusted items and tax only adjusting items	(280)	(285)	(527)
Adjusted Income from continuing operations attributable to shareholders1)2)	1,622	1,594	1,497
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.2)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.